Cash Flow Information - Reconciliation of Net Income to Net Cash Flow Generated from Operating Activities and Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of supplementary cash flow information [abstract]
Income from continuing operations	$ 394,274	$ 110,928
Adjustments for:
Depreciation and amortization	211,201	307,604
Finance items:
Interest income	(154,668)	(156,278)
Interest and accretion expense	52,489	153,350
Realized and unrealized (gains) losses on financial instruments		(6,704)
Unrealized foreign exchange losses (gains)	851	(219)
Inventory write downs (reversals)	14,031	(15,552)
Write down of carrying value of property, plant and equipment	3,373	2,729
Income and other taxes	(140,644)	(154,013)
Other items	(219)	491
(Increase) decrease in:
Inventories	(983)	(13,885)
Trade, other receivables and prepaid expenses	(8,377)	14,439
(Decrease) increase in:
Trade and other payables	(15,886)	52,009
Deferred revenue	7,564	30,896
Cash generated from operating activities before interest and tax	$ 363,006	$ 325,795